Other Non-current Assets (Details) - Schedule of other non-current assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Non-current Assets (Details) - Schedule of other non-current assets [Line Items]
Other non-current assets	$ 14,423	$ 24,385
Private clouds in construction [Member]
Other Non-current Assets (Details) - Schedule of other non-current assets [Line Items]
Other non-current assets	13,629	21,893
IT systems in construction [Member]
Other Non-current Assets (Details) - Schedule of other non-current assets [Line Items]
Other non-current assets		1,634
Others [Member]
Other Non-current Assets (Details) - Schedule of other non-current assets [Line Items]
Other non-current assets	$ 794	$ 858